SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of Other Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
(Gain)/loss on disposal of assets	$ (305)	$ 672
Inventory net realizable value adjustment and write-off	5,544	2,410
Loss on fair value of 5% Convertible Debentures	0	317
Gain on fair value of warrants	0	(86)
Loss/(gain) on fair value of marketable securities	175	(64)
Accretion of vendor agreement	731	731
Accretion of rehabilitation provisions (see Note 10)	691	1,245
Amortization of financing fees	1,322	378
Accretion of 7% Convertible Debentures discount	2,097	1,845
Gain on reduction of rehabilitation provisions	(3,080)	(4,945)
Loss on conversion of 7% Convertible Debentures, net	0	165
Gain on warrant exercise	0	(193)
Interest on financing component of deferred revenue (see Note 11)	4,750	0
Other	$ 11,925	$ 2,475